                                                                                                   August 10, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.
Washington, D.C. 20549

Re:     Transamerica Financial Life Insurance Company

                         TFLIC Series Life Account
                         TFLIC Freedom Wealth Protector

                         (File No. 033-86696)

     Filer CIK No. 0000933275

Dear Commissioners:

     Pursuant to Rule 497(c) on behalf of the above-referenced Registrant, attached for electronic filing via EDGAR is the Registrant’s Supplement dated August 10, 2009.

     Please do not hesitate to contact Art Woods, Esq. at 727-299-1830, or me at (727) 299-1747, if you have any questions or concerns regarding this filing.

                                                                                                        Sincerely,

                                                                                                        /*/ Gayle A. Morden

                                                                                                       Gayle A. Morden
                                                                                                       Compliance Manager

cc:     Arthur D. Woods, Esq.
         Mary Jane Wilson-Bilik, Esq.

SUPPLEMENT DATED AUGUST 10, 2009
TO PROSPECTUS DATED MAY 1, 2009
FOR
TFLIC FREEDOM ELITE BUILDER®
TFLIC FREEDOM ELITE BUILDER II®

Each An Individual Flexible Premium Variable Life Insurance Policy

TFLIC FREEDOM WEALTH PROTECTORSM

A Joint Survivor Flexible Premium Variable Life Insurance Policy

Issued through

TFLIC Series Life Account

By
Transamerica Financial Life Insurance Company

This Supplement modifies certain information contained in your TFLIC Freedom Elite Builder®, TFLIC Freedom Elite Builder II® and/or TFLIC Freedom Wealth ProtectorSM prospectuses. Please read it carefully and retain it for future reference. All terms that are not defined in this supplement shall have the same meanings as the same terms used in the prospectuses.

The facsimile numbers for Transamerica Financial Life Insurance Company’s administrative office are 1-727-299-1620 and 1-727-299-1648 (for interfund transactions only).

* * * * * * * * * *

Effective immediately, the investment objective of Transamerica Federated Market Opportunity VP as currently disclosed under the section entitled “Portfolios” is deleted and replaced with the following:

      This portfolio seeks to provide absolute (positive) returns with low correlation to the U.S. equity market.

* * * * * * * * *

Effective immediately, the investment objective of Transamerica J.P. Morgan Core Bond VP as currently disclosed under the section entitled “Portfolios” is deleted and replaced with the following:

     This portfolio seeks total return, consisting of income and capital appreciation.